Income Taxes (Components of Income Before Income Tax Expense) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	¥ 241,757
Foreign	1,443,869
Total	¥ 1,685,627